DESCRIPTION OF PLAN - Narrative (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) h service_break	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period	30 days
Requisite service period, employer profit sharing or employer match contribution	1 year
Requisite service hours | h	1,000
Automatic deferral rate, annual increase	1.00%
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	4.00%
Employer contribution, employer profit sharing, percentage	3.00%	3.00%
Employer contribution, employer profit sharing, amount	$ 3,492,575	$ 3,821,176
Employer contribution, vesting service period	6 years
Forfeited non-vested account, number of consecutive breaks in service | service_break	5
Forfeited non-vested account, service break period	1 year
Forfeited non-vested account balance	$ 70,386	107,417
Forfeited non-vested account balance, reduce employer contributions	409,609	$ 281,896
Participant annual fee, account balance below threshold	35
Account balance threshold	2,000
Participant annual fee, account balance above threshold	$ 63
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	1.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%